LEASES - Information related to operating lease activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating lease rental expense
Amortization of right-of-use assets	$ 142,238	$ 203,298	$ 216,305
Expense for short-term leases within 12 months	53,661	23,734	13,514
Interest of lease liabilities	8,689	12,613	12,100
Total operating lease rental expense	$ 204,588	$ 239,645	$ 241,919